Retirement Benefit Obligations - Summary of Analysis of Defined Benefit Expense/(Credit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Current service cost	€ 64	€ 62	€ 61
Administration expenses	4	4	4
Past service credit (net)	(17)	(78)	(2)
Subtotal	51	(12)	63
Interest income on scheme assets	(59)	(49)	(58)
Interest cost on scheme liabilities	69	60	70
Net interest expense	10	11	12
Net expense/(credit) to Consolidated Income Statement	€ 61	€ (1)	€ 75